Performance Management - Guggenheim Enhanced Equity Income ETF	Jun. 10, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	No performance information is shown for the Fund because the Fund has not yet commenced operations. Once the Fund has commenced operations, updated performance information will be available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	No performance information is shown for the Fund because the Fund has not yet commenced operations.
Performance Availability Website Address [Text]	www.guggenheiminvestments.com
Performance Availability Phone [Text]	1-800-820-0888